Stock-Based Incentive Plans (Schedule Of Stock Unit Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Stock Settled Awards [Member]
Nonvested	995,530		694,740		528,104
Granted, Awards	408,327		448,540		264,024
Performance factor adjustment, Awards	(198,942)	[1]	(12,011)	[1]	(23,736)	[1]
Vested, Awards	(50,050)		(84,994)		(34,329)
Canceled, Awards	(79,828)		(50,745)		(39,323)
Nonvested	1,075,037		995,530		694,740
Nonvested, Average Price	$ 31.50	[2]	$ 38.34	[2]	$ 47.91	[2]
Granted, Average Price	$ 41.68	[2]	$ 28.41	[2]	$ 26.99	[2]
Vested, Average Price	$ 43.06	[2]	$ 64.88	[2]	$ 69.95	[2]
Canceled, Average Price	$ 34.68	[2]	$ 34.19	[2]	$ 44.65	[2]
Nonvested, Average Price	$ 34.24	[2]	$ 31.50	[2]	$ 38.34	[2]
Vested, Intrinsic Value	$ 2		$ 3		$ 1
Percentage of targeted amounts for original grants awarded	100.00%
Cash Settled Awards [Member]
Nonvested			137,500		272,150
Performance factor adjustment, Awards			(18,941)	[3]	(55,832)	[3]
Vested, Awards			(110,789)	[4]	(68,238)	[4]
Canceled, Awards			(7,770)		(10,580)
Nonvested					137,500
Nonvested, Average Price			$ 63.98	[2]	$ 66.09	[2]
Vested, Average Price			$ 63.98	[2]	$ 68.43	[2]
Canceled, Average Price			$ 63.98	[2]	$ 66.05	[2]
Nonvested, Average Price					$ 63.98	[2]
Vested, Intrinsic Value			$ 5		$ 2
Percentage of targeted amounts for original grants awarded	100.00%

[1]	Consists of adjustments to vested performance-based awards to reflect actual performance. The adjustments are required since the original grants of these awards were at 100 percent of the targeted amounts.
[2]	Represents the weighted-average fair value per unit as of the date of grant.
[3]	Consists of adjustments to vested performance-based awards to reflect actual performance. The adjustments were required since the original grants of these awards were at 100 percent of the targeted amounts.
[4]	Cash payments for vested awards were made in the first quarter of the following year.